FAIR VALUE MEASUREMENTS - Fair value of derivative assets and liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Fair value measurement
Total derivative assets	¥ 50,231	$ 7,283
Total derivative liabilities	18,644	2,703	¥ 14,918
Prepayments and other current assets
Fair value measurement
Total derivative assets	49,077	7,115
Other non-current assets
Fair value measurement
Total derivative assets	1,154	168
Accrued expenses and other liabilities
Fair value measurement
Total derivative liabilities	5,452	790	¥ 14,918
Other non-current liabilities
Fair value measurement
Total derivative liabilities	¥ 13,192	$ 1,913